Schedule III - Supplementary Insurance Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Policy Acquisition Costs	$ 296.2	$ 319.0	$ 290.8
Net Reserves for Losses and LAE	3,232.8	2,813.2	4,313.7	$ 3,970.1
Net Reserves for Unearned Premiums	1,692.8	1,720.2	1,516.2
Net earned premiums	2,614.5	2,688.7	2,410.5
Net Investment Income	275.7	188.1	147.5
Losses and LAE Expenses	1,553.0	1,680.0	1,693.3
Policy Acquisition Expenses	380.2	431.8	414.1
Net written premiums	2,581.9	2,896.0	2,587.7
General and Administrative Expenses	354.5	386.5	333.1
Reinsurance
Deferred Policy Acquisition Costs	201.5	227.2	205.2
Net Reserves for Losses and LAE	1,373.1	1,360.7	2,148.4
Net Reserves for Unearned Premiums	644.5	862.4	688.6
Net earned premiums	1,154.5	1,251.8	1,118.8
Losses and LAE Expenses	611.1	770.3	705.2
Policy Acquisition Expenses	208.6	252.4	221.6
Net written premiums	1,098.0	1,426.4	1,199.0
General and Administrative Expenses	120.6	142.5	121.3
Insurance
Deferred Policy Acquisition Costs	94.7	91.8	85.6
Net Reserves for Losses and LAE	1,859.7	1,452.5	2,165.3
Net Reserves for Unearned Premiums	1,048.3	857.8	827.6
Net earned premiums	1,460.0	1,436.9	1,291.7
Losses and LAE Expenses	941.9	909.7	988.1
Policy Acquisition Expenses	171.6	179.4	192.5
Net written premiums	1,483.9	1,469.6	1,388.7
General and Administrative Expenses	$ 233.9	$ 244.0	$ 211.8